Commitment and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations
(USD in thousands)	Total	Less than 1 year	1-3 year	3-5 year	5+ year
Contractual Obligation:
Office leases commitment	1,959	951	953	55	-
Short-term debt obligations Commitment	691	312	379	-	-
Services Contract Commitment	309	266	43	-	-
Total	2,959	1,529	1,375	55	-

Contractual Obligation:	Total	Less than 1 year	1-3 year	3-5 year	5+ year
Office leases commitment	2,246,040	1,287,995	904,174	53,871	-
Short-term debt obligations Commitment	837,442	460,477	376,965	-	-
Services Contract Commitment	260,975	260,975	-	-	-
Total	3,344,457	2,009,447	1,281,139	53,871	-